FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liability			$ 464,374	$ 707	$ 103,335
2023 Series Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative warrant liability	$ 1,923	$ (656)	(436,111)	$ (707)
2024 Senior Secured Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Unrealized gain on derivatives	$ 10,951
Unrealized gain on derivatives			$ (28,262)